Fair Value of Assets & Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		$ 5,170,255	$ 5,170,255		$ 3,943,499
Loans held-for-sale		20,881	20,881		24,269
Loans, net of unearned income		27,658,929 [1]	27,658,929	[1]	19,589,520	[1]	$ 17,686,502
Other real estate owned (OREO)	[2]	43,382	43,382		16,237
Residential Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned (OREO)		6,300	6,300		8,100
Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		4,931,402	4,931,402		3,781,994
Loans held-for-sale		20,881	20,881		24,269
Total other liabilities		85,061	85,061		135,897
Other assets		121,456	121,456		155,479
Non Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans, net of unearned income		26,666	26,666		31,070		27,026
Other real estate owned (OREO)		39,566	39,566		11,235		24,977
Other assets		26,521	26,521		29,609		24,577
Non Recurring | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		618	618		638		729
Level 3 | Residential Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		19,544	19,544		22,562
Level 3 | Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		1,270	1,270		0
Loans held-for-sale		18,926	18,926		21,924
Total other liabilities		5,645	5,645		6,245
Other assets		0	0		985
Level 3 | Non Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans, net of unearned income		26,666	26,666		31,070		27,026
Other real estate owned (OREO)		39,566	39,566		11,235		24,977
Other assets		26,521	26,521		29,609		24,577
Level 3 | Non Recurring | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		618	618		638		$ 729
Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total other liabilities		5,645	5,645		6,245
Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		1,473	1,473
Other Assets | Level 3 | Non Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other assets		26,521	$ 26,521		$ 29,609
Discounted Cash Flow | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow
Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow		Discounted cash flow
Appraisals From Comparable Properties | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Appraisals from comparable properties		Appraisals from comparable properties
Other Collateral Valuations | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Other collateral valuations		Other collateral valuations
Minimum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 4,400,000			$ 4,400,000
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		2.00%
Minimum | Discounted Cash Flow | 5% To 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		5.00%
Minimum | Discounted Cash Flow | 50% - 70% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Foreclosure losses		50.00%			50.00%
Minimum | Discounted Cash Flow | 5% To 30% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends		5.00%
Minimum | Discounted Cash Flow | 15% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends		15.00%			15.00%
Minimum | Discounted Cash Flow | 8% - 12% Values Utilized | Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		8.00%
Minimum | Discounted Cash Flow | 9% - 10% Values Utilized | Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Bond Equivalent Yield		9.00%
Minimum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Probability of resolution scenarios		10.00%			10.00%
Minimum | Discounted Cash Flow | 18 - 48 Months | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Time until resolution		18 months
Minimum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		0.00%			0.00%
Minimum | Discounted Cash Flow | 2% - 13% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds					2.00%
Minimum | Discounted Cash Flow | 3% to 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds					3.00%
Minimum | Discounted Cash Flow | 5% - 50% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends					5.00%
Minimum | Discounted Cash Flow | 24 - 54 Months | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Time until resolution					24 months
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%			0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for value changes since appraisal		0.00%			0.00%
Minimum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%			0.00%
Minimum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Borrowing base certificates adjustment		20.00%			20.00%
Minimum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Financial statements/auction values adjustment		0.00%			0.00%
Maximum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 5,200,000			$ 5,200,000
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		12.00%
Maximum | Discounted Cash Flow | 5% To 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		12.00%
Maximum | Discounted Cash Flow | 50% - 70% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Foreclosure losses		70.00%			70.00%
Maximum | Discounted Cash Flow | 5% To 30% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends		30.00%
Maximum | Discounted Cash Flow | 15% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends		100.00%			100.00%
Maximum | Discounted Cash Flow | 8% - 12% Values Utilized | Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		12.00%
Maximum | Discounted Cash Flow | 9% - 10% Values Utilized | Loans Held For Sale - SBA | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Bond Equivalent Yield		10.00%
Maximum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Probability of resolution scenarios		30.00%			30.00%
Maximum | Discounted Cash Flow | 18 - 48 Months | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Time until resolution		48 months
Maximum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		15.00%			15.00%
Maximum | Discounted Cash Flow | 2% - 13% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds					13.00%
Maximum | Discounted Cash Flow | 3% to 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | HELOC
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds					15.00%
Maximum | Discounted Cash Flow | 5% - 50% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loss severity trends					50.00%
Maximum | Discounted Cash Flow | 24 - 54 Months | Derivative Liabilities, Other | Level 3 | Derivatives, other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Time until resolution					54 months
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability adjustments for specific properties		10.00%			10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for value changes since appraisal		10.00%			10.00%
Maximum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability adjustments for specific properties		25.00%			25.00%
Maximum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Borrowing base certificates adjustment		50.00%			50.00%
Maximum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Financial statements/auction values adjustment		25.00%			25.00%
SBAs | Non Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		$ 466,977	$ 466,977		$ 4,286
SBAs | Level 3 | Non Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans held-for-sale		1,473	1,473		$ 0
SBA - Interest Only Strips | Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		1,270	1,270
SBA - Interest Only Strips | Level 3 | Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		$ 1,270	$ 1,270
SBA - Interest Only Strips | Discounted Cash Flow | Available-for-sale Securities | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow
SBA - Interest Only Strips | Minimum | Discounted Cash Flow | 10% to 11% Values Utilized | Available-for-sale Securities | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		10.00%
SBA - Interest Only Strips | Minimum | Discounted Cash Flow | 17% Values Utilized | Available-for-sale Securities | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Bond Equivalent Yield		17.00%
SBA - Interest Only Strips | Maximum | Discounted Cash Flow | 10% to 11% Values Utilized | Available-for-sale Securities | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment Speeds		11.00%
SBA - Interest Only Strips | Maximum | Discounted Cash Flow | 17% Values Utilized | Available-for-sale Securities | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Bond Equivalent Yield		17.00%
SBA - Interest Only Strips | Level 3 | Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Securities available-for-sale		$ 1,270	$ 1,270

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.